Annual Total Returns- Vanguard Federal Money Market Fund (Retail) [BarChart] - Retail - Vanguard Federal Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.01%	0.04%	0.30%	0.81%	1.78%	2.14%	0.45%